Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [LineItems]
Opening Balance	$ 173,406	$ 0
Cash flows, net of repayments and debt issuance cost paid	(37,141)	171,781
Non-cash changes Amortization of debt issuance cost	362	195
Translation	2,577	1,430
Closing balance	$ 139,204	$ 173,406